Schedule of accrued expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payables	$ 1,593,439	$ 2,058,395
Employment taxes payable	639,231	1,070,456
Other accrued expenses		(336)
Total accrued expenses	$ 2,232,670	$ 3,128,515